Goodwill - Additional Information (Details) - Southern Airways Corporation $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Goodwill [Line Items]
Goodwill acquired during period	$ 805
Multi Aero
Goodwill [Line Items]
Goodwill acquired during period	$ 800